Payden California Municipal Social Impact Fund
1
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
General Obligation  (54%
)
175,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  $ 175
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 100
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 250
1,500,000 Antelope Valley Community College District ,
5.00%, 8/01/44  1,546
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  303
2,545,000 California Community Choice Financing
Authority B-1, 4.00%, 2/01/52 (b) 2,533
2,850,000 California Community Choice Financing
Authority G, 5.00%, 10/01/34  3,022
1,410,000 California Community Choice Financing
Authority E, 5.00%, 7/01/35  1,522
1,500,000 California Community Choice Financing
Authority G, 5.00%, 12/01/35  1,600
1,000,000 California Community Choice Financing
Authority F, 5.00%, 6/01/36  1,065
1,300,000 California Community Choice Financing
Authority 1, 5.00%, 2/01/54 (b) 1,355
1,280,000 California Community Choice Financing
Authority , 5.00%, 5/01/54 (b) 1,337
3,500,000 California Community Choice Financing
Authority B, 5.00%, 1/01/55 (b) 3,578
1,470,000 California Community Choice Financing
Authority F, 5.00%, 2/01/55 (b) 1,540
6,420,000 California Community Choice Financing
Authority E, 5.00%, 2/01/55 (b) 6,755
3,265,000 California Community Choice Financing
Authority C, 5.00%, 12/01/55 (b) 3,366
1,190,000 California Community Choice Financing
Authority H, 5.00%, 1/01/56 (b) 1,259
1,155,000 California Community Choice Financing
Authority E, 5.00%, 10/01/56 (b) 1,218
1,050,000 California Community Choice Financing
Authority , 5.50%, 10/01/54 (b) 1,131
1,000,000 California Infrastructure & Economic
Development Bank A, 3.25%, 8/01/29  1,001
1,200,000 California Infrastructure & Economic
Development Bank , 3.25%, 6/01/33  1,156
1,250,000 California Infrastructure & Economic
Development Bank , 5.00%, 7/01/33  1,380
3,000,000 California State Public Works Board B, 4.74%,
9/01/33  2,961
1,400,000 California State Public Works Board A, 5.00%,
9/01/37  1,566
750,000 California State Public Works Board , 5.00%,
11/01/46  786
1,640,000 California State Public Works Board B2, 7.80%,
3/01/35  1,785
1,460,000 California State Public Works Board G2, 8.36%,
10/01/34  1,680
4,345,000 Central Valley Energy Authority , 5.00%, 8/01/34  4,547
3,500,000 Chabot-Las Positas Community College District
D, 5.00%, 8/01/46  3,759
1,580,000 City & County of San Francisco CA C, 3.00%,
6/15/33  1,515
750,000 City of Irvine CA , 5.00%, 9/01/45 BAM (a) 809
1,250,000 Colton Joint Unified School District A, 5.00%,
8/01/41 BAM (a) 1,358
Principal
or Shares Security Description
Value
(000)
45,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  $ 45
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,026
835,000 El Rancho Unified School District , 2.78%,
8/01/28 (c) 785
1,125,000 Fontana Unified School District , 3.00%, 8/01/40
BAM-TCRS (a) 974
675,000 Fresno Unified School District D, 4.25%, 8/01/55  652
1,025,000 Grossmont Union High School District , 4.00%,
8/01/33  1,026
950,000 Hartnell Community College District A, 0.06%,
8/01/36 (c) 629
3,000,000 Inglewood Unified School District B, 5.50%,
8/01/43  3,343
500,000 Irvine Unified School District Financing
Authority , 5.00%, 9/01/31 BAM (a) 545
1,000,000 Jefferson Union High School District B, 5.00%,
8/01/44  1,066
2,000,000 Los Angeles County Facilities Inc. A, 5.00%,
12/01/43  2,055
1,750,000 Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue A, 5.00%, 6/01/39  1,928
500,000 Los Angeles County Public Works Financing
Authority B, 5.00%, 12/01/31  501
5,570,000 Los Angeles County Public Works Financing
Authority G, 5.00%, 12/01/41  5,948
2,500,000 Los Angeles County Public Works Financing
Authority J, 5.00%, 12/01/42  2,741
8,925,000 Los Angeles County Public Works Financing
Authority D, 5.00%, 12/01/45  8,929
1,655,000 Los Angeles County Public Works Financing
Authority , 7.49%, 8/01/33  1,777
2,415,000 Los Angeles Unified School District 1, 5.00%,
7/01/40  2,636
1,000,000 Los Angeles Unified School District , 5.00%,
7/01/43  1,069
1,360,000 Mountain View Capital Improvements Financing
Authority , 5.00%, 5/01/56  1,421
1,000,000 Mt San Antonio Community College District A,
5.00%, 8/01/42  1,099
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  502
1,360,000 National School District C, 5.00%, 8/01/46  1,437
1,000,000 Ontario Public Financing Authority A, 5.00%,
11/01/44  1,077
2,575,000 Ontario Public Financing Authority A, 5.00%,
11/01/45  2,752
1,000,000 Palo Alto Unified School District , 3.25%, 8/01/42  887
1,725,000 Peralta Community College District 4, 3.72%,
8/05/31 NATL (a)(b) 1,725
1,000,000 Peralta Community College District 1, 5.00%,
8/01/45  1,072
2,590,000 Pittsburg Unified School District , 4.25%, 8/01/47
BAM (a) 2,528
1,000,000 Pittsburg Unified School District A, 5.00%,
8/01/43 AGC (a) 1,089
2,365,000 Placer County Public Financing Authority A,
4.88%, 10/01/38 BAM (a) 2,270
4,830,000 Sacramento Area Flood Control Agency , 5.00%,
10/01/47  4,848
1,000,000 Sacramento City Unified School District A,
5.00%, 8/01/41 AGC (a) 1,049

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
3,075,000 San Bernardino Community College District B,
5.00%, 8/01/42  $ 3,295
5,400,000 San Diego County Regional Transportation
Commission A, 5.00%, 4/01/43  5,969
2,700,000 San Diego Unified School District 6, 5.00%,
7/01/32  3,020
1,500,000 San Diego Unified School District 5C, 5.00%,
7/01/39  1,655
1,400,000 San Diego Unified School District F2, 5.00%,
7/01/42  1,501
2,380,000 San Diego Unified School District 3, 5.00%,
7/01/48  2,505
725,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/40
AGC (a) 796
1,050,000 San Francisco City & County Redevelopment
Agency Successor Agency B, 5.00%, 8/01/43
AGC (a) 1,140
2,850,000 San Joaquin Valley Clean Energy Authority A,
5.50%, 1/01/56 (b) 3,049
1,500,000 San Juan Unified School District , 5.00%, 8/01/43  1,655
500,000 San Juan Unified School District , 5.00%, 8/01/44  551
1,000,000 San Leandro Unified School District B, 5.00%,
8/01/43 BAM (a) 1,022
2,500,000 Santa Clara Valley Transportation Authority 2,
3.72%, 6/01/55 (b) 2,500
1,810,000 Saugus Union School District School Facilities
Improvement District No 2014-1 C, 3.00%,
8/01/37  1,652
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  200
4,000,000 State Center Community College District B,
3.00%, 8/01/39  3,563
1,000,000 State of California CU, 4.85%, 12/01/46  1,034
2,600,000 State of California , 5.00%, 10/01/43  2,860
1,850,000 State of California , 5.00%, 10/01/44  2,027
3,700,000 State of California , 5.00%, 8/01/46  3,675
2,455,000 Stockton Unified School District A, 5.00%,
8/01/45 BAM (a) 2,642
1,825,000 Sunnyvale School District , 5.00%, 9/01/44  2,005
670,000 Tahoe Forest Hospital District , 3.00%, 8/01/39  560
685,000 Temecula Valley Unified School District D,
3.00%, 8/01/44  544
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  350
1,575,000 West Sonoma County Union High School District
D, 5.00%, 8/01/50  1,648
Total General Obligation (Cost - $170,962) 170,807
Mortgage Backed  (1%
)
1,815,513 Freddie Mac Multifamily ML Certificates 2023-
ML16, 2.75%, 11/25/35  1,652
Revenue  (43%
)
Airport/Port  (6%)
1,250,000 Burbank-Glendale-Pasadena Airport Authority
Brick Campaign B, AMT, 5.00%, 7/01/33  1,362
1,200,000 City of Los Angeles Department of Airports B,
AMT, 5.00%, 5/15/33  1,231
3,000,000 City of Los Angeles Department of Airports C,
AMT, 5.00%, 5/15/44  3,010
1,375,000 City of Los Angeles Department of Airports D,
5.00%, 5/15/45  1,488
2,000,000 City of Los Angeles Department of Airports ,
AMT, 5.50%, 5/15/38  2,157
Principal
or Shares Security Description
Value
(000)
1,235,000 County of Sacramento CA Airport System
Revenue A, 5.00%, 7/01/41  $ 1,363
3,550,000 San Francisco City & County Airport Comm-San
Francisco International Airport D, AMT, 5.00%,
5/01/30  3,769
3,420,000 San Francisco City & County Airport Comm-San
Francisco International Airport D, AMT, 5.00%,
5/01/48  3,436
17,816
Education  (7%)
3,070,000 California Educational Facilities Authority V-1,
5.00%, 5/01/49  3,425
1,075,000 California Educational Facilities Authority ,
5.25%, 4/01/40  1,272
750,000 California State University B3, 3.13%,
11/01/51 (b) 749
1,080,000 California State University A, 5.00%, 11/01/39  1,119
435,000 California State University A, 5.00%, 11/01/46  470
1,000,000 California State University A, 5.00%, 11/01/47  1,072
1,080,000 Modesto Elementary School District A, 5.00%,
8/01/45  1,163
1,000,000 Modesto High School District B, 5.00%, 8/01/45  1,071
230,000 Oxnard School District , 5.00%, 8/01/45 BAM (a)
(b) 230
1,540,000 Redwoods Community College District , 5.00%,
8/01/44 BAM (a) 1,665
1,310,000 University of California CA, 5.00%, 5/15/40  1,431
2,660,000 University of California CD, 5.00%, 5/15/40  2,924
1,000,000 University of California CE, 5.00%, 11/15/40  1,097
3,000,000 University of California CE, 5.00%, 11/15/41  3,272
1,200,000 University of California BS, 5.00%, 5/15/42  1,300
22,260
Healthcare  (3%)
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  505
1,015,000 California Health Facilities Financing Authority ,
5.00%, 10/01/39 (b) 1,040
1,750,000 California Health Facilities Financing Authority
B, 5.00%, 11/15/46  1,753
705,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  706
2,450,000 California Health Facilities Financing Authority
A, 5.25%, 12/01/42  2,593
750,000 California Municipal Finance Authority A, AMT,
4.38%, 9/01/53 (b) 762
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37 (a) 329
180,000 California Statewide Communities Development
Authority A, 5.00%, 4/01/43 (a) 194
420,000 California Statewide Communities Development
Authority A, 5.00%, 4/01/44 (a) 450
620,000 California Statewide Communities Development
Authority A, 5.00%, 4/01/46 (a) 652
220,000 Regents of the University of California Medical
Center Pooled Revenue 1, 2.85%, 5/15/45 (b) 220
9,204
Housing  (14%)
800,000 California Housing Finance Agency JJ, 2.90%,
5/01/47 (a)(b) 792
2,893,067 California Housing Finance Agency K, 3.75%,
12/01/33 (a) 2,842

Principal
or Shares Security Description
Value
(000)
4,000,560 California Housing Finance Agency 2021, 3.75%,
3/25/35 (a) $ 3,927
1,910,000 California Housing Finance Agency T, 4.10%,
7/01/40 (a) 1,808
3,090,000 California Housing Finance Agency A, 4.25%,
5/01/43 (a) 2,988
1,360,000 California Housing Finance Agency V, 5.00%,
5/01/54 (b) 1,362
2,365,000 California Housing Finance Agency A, 6.25%,
8/01/55 (a) 2,445
2,423,680 California Municipal Finance Authority A, 2.65%,
3/01/40 (a) 1,919
2,500,000 California Municipal Finance Authority A, 2.95%,
1/01/56 (b) 2,487
2,400,000 California Municipal Finance Authority B, 3.00%,
10/01/29 (b) 2,395
1,000,000 California Municipal Finance Authority A, 3.00%,
2/01/57 (b) 994
520,000 California Municipal Finance Authority 1, 5.00%,
6/01/56 (b) 539
950,517 California Statewide Communities Development
Authority C, 2.00%, 7/01/38 (a) 717
1,000,000 California Statewide Communities Development
Authority , 5.00%, 11/01/39 (a) 1,084
3,641,346 City & County of San Francisco CA J, 2.55%,
7/01/39 (a) 2,818
2,585,235 Freddie Mac Multifamily ML Certificates , 2.25%,
9/25/37  2,125
1,555,672 Freddie Mac Multifamily ML Certificates 2022-
ML13, 2.88%, 7/25/36  1,417
3,715,000 Los Angeles Housing Authority A, 3.00%,
1/01/46 (b) 3,699
2,178,824 Los Angeles Housing Authority A, 3.75%,
4/01/34 (a) 2,142
1,400,000 Sacramento County Housing Authority D, 2.22%,
5/15/31 (b) 1,400
6,005,000 San Diego Housing Authority Inc. E, 4.20%,
6/01/40 (a) 5,807
45,707
Industrial  (4%)
2,785,000 Alameda County Industrial Development
Authority A, 2.14%, 5/01/27 (b) 2,785
350,000 California Infrastructure & Economic
Development Bank , 5.00%, 7/01/56  357
3,000,000 California Infrastructure & Economic
Development Bank , 5.50%, 7/01/56  3,195
1,000,000 California Municipal Finance Authority B, AMT,
3.38%, 9/01/50 (b) 999
1,725,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/29  1,791
1,550,000 County of Santa Barbara CA A, 5.00%, 12/01/38  1,604
535,000 Golden State Tobacco Securitization Corp., B,
3.00%, 6/01/46 (a) 491
2,355,000 River City Regional Stadium Finance Authority
144A, 8.09%, 11/01/29 (a)(d) 2,504
13,726
Transportation  (3%)
1,100,000 Bay Area Toll Authority , 4.00%, 4/01/37  1,101
1,000,000 Bay Area Toll Authority 1, 5.00%, 4/01/46  1,077
3,600,000 California Municipal Finance Authority B, 5.00%,
6/30/32  3,828
Principal
or Shares Security Description
Value
(000)
2,610,000 City of Long Beach CA Harbor Revenue A,
5.00%, 5/15/44  $ 2,704
8,710
Utility  (2%)
1,800,000 Anaheim Housing & Public Improvements
Authority B, 5.00%, 10/01/43  1,884
1,000,000 City of Roseville CA Electric System Revenue ,
5.00%, 2/01/44  1,086
2,250,000 City of Roseville CA Electric System Revenue ,
5.00%, 2/01/45  2,443
820,000 Sacramento Municipal Utility District D, 5.00%,
8/15/49 (b) 885
6,298
Water & Sewer  (4%)
3,000,000 City of Modesto CA Water Revenue A, 1.70%,
10/01/36 AGC (a)(b) 3,000
1,000,000 City of San Francisco CA Public Utilities
Commission Water Revenue F, 5.00%, 11/01/39  1,153
1,300,000 East Bay Municipal Utility District Water System
Revenue B, 5.00%, 6/01/45  1,406
1,000,000 East Bay Municipal Utility District Water System
Revenue A, 5.00%, 6/01/56  1,047
2,620,000 Irvine Ranch Water District A2, 2.80%,
10/01/37 (b) 2,620
220,000 Irvine Ranch Water District A, 2.80%,
10/01/41 (b) 220
2,000,000 Metropolitan Water District of Southern
California 3, 5.00%, 7/01/37 (b) 2,130
1,450,000 Rancho Water District Financing Authority A,
3.00%, 8/01/40  1,255
15,000 San Diego Public Facilities Financing Authority
A, 5.00%, 8/01/32  15
85,000 San Diego Public Facilities Financing Authority
A, 5.00%, 8/01/32  85
1,000,000 San Diego Public Facilities Financing Authority
A, 5.00%, 8/01/56  1,049
13,980
Total Revenue (Cost - $138,773) 137,701
U.S. Treasury  (0%
)
1,275,000 U.S. Treasury Note , 4.38%, 5/15/36  1,242
Investment Company  (1%
)
2,022,846 Payden Cash Reserves Money Market Fund*
(Cost $2,023) 2,023
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $1,458) 1,733
Total Investments (Cost - $316,143) (99%)
315,158
Other Assets, net of Liabilities (1%) 2,062
Net Assets (100%) $ 317,220
* Affiliated investment.
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(c) Yield to maturity at time of purchase.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 170 Sep-26 $ 18,650 $ (273) $ (273)
U.S. Treasury 5-Year Note Future 235 Sep-26 24,904 (204) (204)
a a
Total Futures
$(477)
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.6%
10-Year SOFR Swap, Receive Fixed 3.742% Annually,
Pay Variable 3.660% (SOFRRATE) Annually JPMorgan Chase $ 30,000 02/19/2027 $ 115 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.742% Annually JPMorgan Chase 30,000 02/19/2027 1,619 Put
Total Purchased Swaptions
$1,734